Accounts and Other Receivables - Components of Accounts and Other Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Receivables [Abstract]
Trade receivables	$ 268.4	$ 245.5
Income taxes receivable	84.7
Other receivables and advances	14.6	12.0
Provision for doubtful trade receivables	(4.4)	(2.9)	$ (1.3)	$ (0.9)
Total accounts and other receivables	$ 363.3	$ 254.6